Dividends	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Dividends

17    Dividends

	Year ended 30 June 2019		Year ended 30 June 2018		Year ended 30 June 2017
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	63	3,356	43	2,291	14	746
Interim dividend	55	2,788	55	2,930	40	2,125
Special dividend	102	5,158	–	–	–	–

	220	11,302	98	5,221	54	2,871

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2018: 5.5 per cent; 2017: 5.5 per cent).

Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date.

The Dual Listed Company merger terms require that ordinary shareholders of BHP Group Limited and BHP Group Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited or BHP Group Plc. Dividends determined on each ADS represent twice the dividend determined on BHP Group Limited or BHP Group Plc ordinary shares.

Dividends are determined after period-end and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. On 17 December 2018, BHP Group Limited and BHP Group Plc determined a special dividend of US$1.02 per share (US$5.2 billion), which was paid on 30 January 2019 and related to the disbursement of proceeds from the disposal of Onshore US. Subsequent to year-end, on 20 August 2019, BHP Group Limited and BHP Group Plc determined a final dividend of 78 US cents per share (US$3,944 million), which will be paid on 25 September 2019 (30 June 2018: final dividend of 63 US cents per share – US$3,354 million; 30 June 2017: final dividend of 43 US cents per share – US$2,289 million).

BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2019	2018	2017
	US$M	US$M	US$M
Franking credits as at 30 June	8,681	10,400	10,155
Franking credits arising from the payment of current tax	1,194	1,330	1,239

Total franking credits available (1)	9,875	11,730	11,394

(1)	The payment of the final 2019 dividend determined after 30 June 2019 will reduce the franking account balance by US$984 million.